Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Reserve for doubtful accounts	$ 5,348	$ 5,081
Common stock, shares authorized (in shares)	65,035,579	89,452,626
Common stock, shares issued (in shares)	60,729,289	60,035,579
Common stock, shares outstanding (in shares)	60,212,208	59,518,498
Treasury stock (in shares)	517,081	517,081